CONSOLIDATED FINANCIAL STATEMENTS DETAILS - Investments (Details) ₽ in Millions, $ in Millions	1 Months Ended		12 Months Ended
	Jul. 31, 2013 RUB (₽)	Jul. 31, 2013 USD ($)	Dec. 31, 2019 RUB (₽)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 RUB (₽)	Dec. 31, 2017 RUB (₽)	Dec. 31, 2019 USD ($)
Investment in Debt and Equity Securities
Investments in non-marketable equity securities at fair value			₽ 28,073.0		₽ 36,484.0		$ 356.0
Share of results of equity method investments in the amount of gain within other income/(loss), net			(3,886.0)	$ (49.3)	(194.0)	₽ 353.0
Yandex.Market B.V.
Investment in Debt and Equity Securities
Investments in non-marketable equity securities at fair value			25,075.0		29,404.0		318.0
Yandex.Market B.V. | Other (loss)/income
Investment in Debt and Equity Securities
Share of results of equity method investments in the amount of gain within other income/(loss), net			4,330.0	54.9	576.0
UBER
Investment in Debt and Equity Securities
Investments in non-marketable equity securities at fair value					4,392.0
Yandex.Money
Investment in Debt and Equity Securities
Investments in non-marketable equity securities at fair value			2,132.0		1,676.0		27.0
Percentage of interest in the charter capital sold	75.00%	75.00%
Consideration for sale of interest	₽ 1,964.0	$ 59.1
Ownership interest	25.00%	25.00%
Yandex.Money | Other (loss)/income
Investment in Debt and Equity Securities
Share of results of equity method investments in the amount of gain within other income/(loss), net			455.0	$ 5.8	464.0
Other
Investment in Debt and Equity Securities
Investments in non-marketable equity securities at fair value			866.0		1,012.0		11.0
Unaffiliated venture capital funds and technology companies
Investment in Debt and Equity Securities
Investments in non-marketable equity securities at fair value			₽ 768.0		₽ 866.0		$ 9.7